UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/01/2019 to 12/31/2019

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: 025-02983

Central Index Key Number of securitizer: 0001687076

Stefan K. Schnopp, Vice President and Secretary, (913) 794-1427

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Sprint Spectrum Depositor LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

On behalf of itself and its affiliated depositors, Sprint Spectrum Depositor II LLC and Sprint Spectrum Depositor III LLC, Sprint Spectrum Depositor LLC has no activity to report for the period from January 1, 2019 through December 31, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2020

SPRINT SPECTRUM DEPOSITOR LLC
(Securitizer)

By:	/s/ Stefan K. Schnopp
Name:	Stefan K. Schnopp
Title:	Vice President & Secretary